Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2013
Research and Development [Abstract]
Research and Development Expense [Table Text Block]
The research and development expenses had been incurred and program funding had been received or are receivable as follows:

			Nine months ended
	Years ended December 31,		December 31,
	2013	2012	2011
Research and development expenses	$91,772	$74,040	$37,178
Program funding (note 16)	(640)	(842)	(604)

Research and development	$91,132	$73,198	$36,574